Note 13 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Accounts payable and other	$ 12,518	$ 10,752
Current income tax liability	126	893
Deferred income tax liability (note 16)	33	141
Derivative instruments (note 18)	416	0
Lease obligations	2,668	3,035
Cash collateral and amounts held in escrow (note 6)	4,996	6,076
Cash reserves on loan and lease receivables (note 6)	290,666	171,208
Other liabilities	$ 311,423	$ 192,105